CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Federal funds sold and resale agreements	$ 236,813	$ 219,675
Trading account assets, pledged to creditors	80,986	92,123
Available-for-sale securities, pledged to creditors	8,239	10,698
Held-to-maturity securities, pledged to creditors	843	3,630
Loans, net of unearned income	624,369	617,617
Other assets	128,008	133,743
U.S. Interest-bearing deposits, at fair value	300,972	280,234
Non U.S. Interest-bearing deposits, at fair value	414,120	416,827
Federal funds purchased and securities loaned or sold under agreements to repurchase, at fair value	141,821	146,496
Short-term borrowings, at fair value	30,701	21,079
Long-term debt, at fair value	206,178	201,275
Other liabilities, at fair value	$ 61,631	$ 60,147
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred stock, authorized shares (in shares)	30,000,000	30,000,000
Preferred stock, issued shares, at aggregate liquidation value (in shares)	770,120	668,720
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	6,000,000,000	6,000,000,000
Common stock, issued shares (in shares)	3,099,482,042	3,099,482,042
Treasury stock (in shares)	327,090,192	146,203,311
Consumer
Loans, net of unearned income	$ 325,063	$ 325,454
Corporate
Loans, net of unearned income	299,306	292,163
Fair value
Federal funds sold and resale agreements	133,204	137,964
Non-marketable equity securities, pledged to creditors	1,774	2,088
Other assets	15,729	6,121
U.S. Interest-bearing deposits, at fair value	434	923
Non U.S. Interest-bearing deposits, at fair value	778	667
Federal funds purchased and securities loaned or sold under agreements to repurchase, at fair value	33,663	36,843
Short-term borrowings, at fair value	2,700	1,207
Long-term debt, at fair value	26,254	25,293
Other liabilities, at fair value	1,500	1,624
Fair value | Consumer
Loans, net of unearned income	29	34
Fair value | Corporate
Loans, net of unearned income	$ 3,457	$ 4,971